Related-Party Transactions - Summary of Diesel Price Subsidy Program (Detail) - Diesel Price Subsidy Program [member]	Jun. 07, 2018 USD ($)	Jun. 07, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 BRL (R$)
Disclosure of related party [line items]
Cost of diesel sold per liter	$ 0.02	R$ 0.07
Sales price for diesel per unit			$ 0.08	R$ 0.30	$ 0.08	R$ 0.3